UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2011

Check here if Amendment		[ X ]		Amendment Number:	2

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/20/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		$ 55,509

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      310     4531 SH       SOLE                     4531
3M COMPANY                     COM              88579y101     1909    20128 SH       SOLE                    20128
ABBOTT LABORATORIES            COM              002824100     1920    36491 SH       SOLE                    36491
AIR PRODUCTS AND CHEMICAL INC. COM              009158106     1017    10640 SH       SOLE                    10640
BANK OF AMERICA CORP.          COM              060505104     1736   158427 SH       SOLE                   158427
BERKSHIRE HATHAWAY CL A        COM              084670108     1161       10 SH       SOLE                       10
BERKSHIRE HATHWY CL B NEW      COM              084670702     2558    33059 SH       SOLE                    33059
BROOKFIELD INFRSTRUC PRTNRS L. COM              g16252101     3530   140910 SH       SOLE                   140910
CHEVRON CORPORATION            COM              166764100      352     3427 SH       SOLE                     3427
CISCO SYSTEMS, INC.            COM              17275R102     1213    77690 SH       SOLE                    77690
COCA COLA CO.                  COM              191216100      224     3328 SH       SOLE                     3328
EDWARDS LIFESCIENCES CORP.     COM              28176E108      231     2654 SH       SOLE                     2654
EMERSON ELECTRIC CO.           COM              291011104     1516    26949 SH       SOLE                    26949
EXXON MOBIL CORP.              COM              30231G102     2481    30483 SH       SOLE                    30483
FORD MOTOR CO. DEL PAR $0.01   COM              345370860     1646   119370 SH       SOLE                   119370
GENERAL ELECTRIC CO.           COM              369604103     2052   108817 SH       SOLE                   108817
GOOGLE INC. CL A               COM              38259P508     2233     4409 SH       SOLE                     4409
GUGGENHEIM SOLAR ETF           COM              18383m621      699    98303 SH       SOLE                    98303
HEWLETT PACKARD CO.            COM              428236103     1205    33105 SH       SOLE                    33105
INTERNATIONAL BUSINESS MACHINE COM              459200101      233     1360 SH       SOLE                     1360
ISHARES MSCI BRAZIL INDEX      COM              464286400     1714    23365 SH       SOLE                    23365
ISHARES S&P INDIA NIFTY 50 IDX COM              464289529     1606    55165 SH       SOLE                    55165
JOHNSON & JOHNSON              COM              478160104     2254    33887 SH       SOLE                    33887
MEDTRONIC INC.                 COM              585055106     1447    37565 SH       SOLE                    37565
MICROSOFT CORP.                COM              594918104      858    32982 SH       SOLE                    32982
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1380    28991 SH       SOLE                    28991
NESTLE SPON ADR REPSTG REG SH  COM              641069406      333     5362 SH       SOLE                     5362
NEW ENGLAND BANCSHARES INC.    COM              643863202      163    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     2388    33905 SH       SOLE                    33905
PETROLEO BRAS VTG SPD ADR      COM              71654v408      336     9910 SH       SOLE                     9910
PLUM CREEK TIMBER CO. INC.     COM              729251108     3456    85250 SH       SOLE                    85250
PROCTOR GAMBLE CO.             COM              742718109     2479    38998 SH       SOLE                    38998
ROCKVILLE FINANCIAL INC. NEW   COM              774188106      150    15167 SH       SOLE                    15167
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      370     5200 SH       SOLE                     5200
SCHLUMBERGER LTD ADR.          COM              806857108      706     8175 SH       SOLE                     8175
SPDR INDEX S&P CHINA           COM              78463x400     1809    23100 SH       SOLE                    23100
SPECTRA ENERGY CORP.           COM              847560109     2308    84200 SH       SOLE                    84200
UNITED TECHNOLOGIES CORP.      COM              913017109      299     3375 SH       SOLE                     3375
VANGUARD EMERGING MARKETS      COM              922042858      673    13840 SH       SOLE                    13840
VANGUARD PACIFIC               COM              922042866     1807    31963 SH       SOLE                    31963
ZIMMER HOLDINGS, INC.          COM              98956p102      745    11794 SH       SOLE                    11794